Themes Generative Artificial Intelligence ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary Products - 1.0%
Pony AI, Inc. - ADR (a)	25,101	$363,965

Financial Services - 4.5%
Bairong, Inc. (a)(b)	1,135,996	1,693,185

Health Care - 1.2%
CorVel Corp. (a)	5,038	340,921
JMDC, Inc.	3,700	94,130
		435,051

Media - 4.0%
Alphabet, Inc. - Class A	4,800	1,502,400

Retail & Wholesale - Discretionary - 3.8%
Amazon.com, Inc. (a)	6,156	1,420,928

Software & Technology Services - 49.0% (c)
Amdocs Ltd.	3,538	284,844
Beijing Fourth Paradigm Technology Co. Ltd. - Class H (a)	175,211	991,017
BigBear.ai Holdings, Inc. (a)	209,904	1,133,482
C3.ai, Inc. - Class A (a)	67,223	906,166
Cerence, Inc. (a)	60,107	642,544
Datasection, Inc. (a)	40,900	520,911
Duos Technologies Group, Inc. (a)	41,994	472,432
Gorilla Technology Group, Inc. (a)	94,124	1,027,834
Grid Dynamics Holdings, Inc. (a)	144,291	1,302,948
Microsoft Corp.	2,909	1,406,851
nCino, Inc. (a)	20,512	525,928
Palantir Technologies, Inc. - Class A (a)	7,525	1,337,569
PKSHA Technology, Inc. (a)	37,800	847,025
Pluszero, Inc. (a)	2,400	44,050
Rezolve AI PLC (a)	264,884	680,752
Salesforce, Inc.	892	236,300
Snowflake, Inc. - Class A (a)	2,679	587,665
SoundHound AI, Inc. - Class A (a)	102,624	1,023,161
UiPath, Inc. - Class A (a)	12,165	199,384
Veritone, Inc. (a)	591,429	2,750,145
Yidu Tech, Inc. (a)(b)	208,045	140,341
Zeta Global Holdings Corp. - Class A (a)	60,402	1,229,181
		18,290,530

Tech Hardware & Semiconductors - 36.3% (c)
Advanced Micro Devices, Inc. (a)	9,514	2,037,518
Ambarella, Inc. (a)	9,878	699,758
Apple, Inc.	7,681	2,088,157
Arista Networks, Inc. (a)	6,114	801,118
BrainChip Holdings Ltd. (a)	3,845,831	449,141
Broadcom, Inc.	4,503	1,558,488
CEVA, Inc. (a)	43,631	938,939
Intel Corp. (a)	43,428	1,602,493
Lattice Semiconductor Corp. (a)	14,690	1,080,890
NVIDIA Corp.	9,606	1,791,519
Zepp Health Corp. - ADR (a)	18,163	489,311
		13,537,332
TOTAL COMMON STOCKS (Cost $34,522,419)		37,243,391

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (d)	75,768	75,768
TOTAL MONEY MARKET FUNDS (Cost $75,768)		75,768

TOTAL INVESTMENTS - 100.0% (Cost $34,598,187)		37,319,159
Liabilities in Excess of Other Assets - (0.0)% (e)		(6,987)
TOTAL NET ASSETS - 100.0%		$37,312,172

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $1,833,526 or 4.9% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Themes Generative Artificial Intelligence ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$37,243,391	$–	$–	$37,243,391
Money Market Funds	75,768	–	–	75,768
Total Investments	$37,319,159	$–	$–	$37,319,159

Refer to the Schedule of Investments for further disaggregation of investment categories.